Note 8 - Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2014
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill [Table Text Block]
	Thousands of Yen		Thousands of U.S. Dollars
	2013	2014	2014

Intangible assets subject to amortization:
Customer relationships	¥6,424,471	6,424,471	$62,386
Total	6,424,471	6,424,471	62,386
Less accumulated amortization
Customer relationships	(1,759,440)	(2,222,514)	(21,582)
Total	(1,759,440)	(2,222,514)	(21,582)
Intangible assets subject to amortization—net	4,665,031	4,201,957	40,804

Intangible assets not subject to amortization:
Telephone rights	19,400	29,987	291
Trademark	107,000	107,000	1,039
Goodwill	5,969,951	5,969,951	57,972
Total	6,096,351	6,106,938	59,302

Total intangible assets	¥10,761,382	10,308,895	$100,106

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Year Ending March 31	Thousands of Yen	Thousands of U.S. Dollars
2015	¥397,031	3,855
2016	388,014	3,768
2017	380,496	3,695
2018	365,460	3,549
2019	355,410	3,451

Schedule of Goodwill [Table Text Block]
	Thousands of Yen			Thousands of U.S. Dollars
	Network Service and Systems Integration Business	ATM Operation Business	Total	Network Service and Systems Integration Business	ATM Operation Business	Total
Balance at March 31, 2012
Goodwill	¥5,673,064	¥235,551	¥5,908,615
Accumulated impairment losses	(120,282)	-	(120,282)

	5,552,782	235,551	5,788,333

Acquisition	181,618	-	181,618

Impairment losses	-	-	-

Balance at March 31, 2013
Goodwill	5,854,682	235,551	6,090,233	$56,853	$2,287	$59,140
Accumulated impairment losses	(120,282)	-	(120,282)	(1,168)	-	(1,168)

	5,734,400	235,551	5,969,951	55,685	2,287	57,972

Acquisition	-	-	-	-	-	-

Impairment losses	-	-	-	-	-	-

Balance at March 31, 2014
Goodwill	5,854,682	235,551	6,090,233	56,853	2,287	59,140
Accumulated impairment losses	(120,282)	-	(120,282)	(1,168)	-	(1,168)
	¥5,734,400	¥235,551	¥5,969,951	$55,685	$2,287	$57,972